Short-term Bridge Loans (Details Narrative) - USD ($)		1 Months Ended
	Apr. 14, 2008	Aug. 31, 2008	Apr. 30, 2008	Mar. 31, 2015	Mar. 31, 2014	Aug. 05, 2008
Debt Disclosure [Abstract]
Short-term bridge loans payable	$ 60,000			$ 115,000	$ 115,000	$ 55,000
Maturity date	Jul. 15, 2008	Sep. 05, 2008
Extinguishment of debt, gain (loss), net of ax			$ 171,622